Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Summary of reconciliation of net operating profit

		United States Dollar
Figures in millions unless otherwise stated	Notes	2021	2020

Total borrowings	24	1,078.1	1,526.9
Add: Lease liability		415.5	429.0
Less: Cash and cash equivalents	21	524.7	886.8
Net debt		968.9	1,069.1
Adjusted EBITDA		2,393.6	1,910.2
Net debt to adjusted EBITDA ratio		0.40	0.56
Reconciliation of profit for the year to adjusted EBITDA:
Profit for the year		829.5	745.4
Mining and income taxation		424.9	432.5
Royalties		112.4	105.0
Finance expense		100.9	126.7
Investment income		(8.3)	(8.7)
Loss on financial instruments		100.4	238.9
Foreign exchange loss/(gain)		1.9	(8.6)
Amortisation and depreciation	2	713.2	661.3
Share-based payments		12.7	14.5
Long-term incentive plan		28.5	51.3
Restructuring costs		1.3	2.0
Silicosis settlement costs		(0.7)	0.3
Impairment, net of reversal of impairment of investments and assets		42.4	(50.6)
(Profit)/loss on disposal of assets		(8.5)	0.2
Share of results of equity accounted investees, net of taxation		32.0	2.6
Rehabilitation expense	8	10.8	1.5
Realised loss on derivative contracts		(43.4)	(416.6)
Ghana expected credit loss		41.1	29.0
Salares VAT		—	(23.9)
Other		2.5	7.4
Adjusted EBITDA		2,393.6	1,910.2